Write-Downs of Long-Lived Assets (Tables)	9 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2023 and December 31, 2023, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2023	As of December 31, 2023
Investment in operating leases	¥13,104	¥19,256
Property under facility operations	10	0
Office facilities	55	0
Other assets	0	2,177

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the nine months ended December 31, 2022 and 2023, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,807 million and ¥643 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2022		Nine months ended December 31, 2023
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥0	0	¥0	1
Others*	75	—	20	—

Total	¥75	—	¥20	—

	Nine months ended December 31, 2022		Nine months ended December 31, 2023
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥1,535	2	¥0	0
Commercial facilities other than office buildings	51	2	439	2
Condominiums	3	3	8	2
Others*	143	—	176	—

Total	¥1,732	—	¥623	—

*	For “Others,” the number of properties is omitted.
For the three months ended December 31, 2022 and 2023, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,554 million and ¥105 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2022		Three months ended December 31, 2023
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Others*	¥19	—	¥12	—

Total	¥19	—	¥12	—

	Three months ended December 31, 2022		Three months ended December 31, 2023
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥1,535	2	¥0	0
Condominiums	0	0	7	1
Others*	0	—	86	—

Total	¥1,535	—	¥93	—

*	For “Others,” the number of properties is omitted.